Accounting for Derivative Instruments and Hedging Activities (Schedule of Amounts Recognized in Statement of Income) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Interest Rate Swap	Jun. 30, 2012 PUGET ENERGY	Jun. 30, 2011 PUGET ENERGY	Jun. 30, 2012 PUGET ENERGY	Jun. 30, 2011 PUGET ENERGY	Feb. 05, 2009 Not Designated as Hedging Instrument	Dec. 31, 2009 Not Designated as Hedging Instrument	Dec. 31, 2011 Not Designated as Hedging Instrument	Dec. 31, 2010 Not Designated as Hedging Instrument	Feb. 05, 2009 Not Designated as Hedging Instrument Interest Rate Contract Interest Expense	Dec. 31, 2009 Not Designated as Hedging Instrument Interest Rate Contract Interest Expense	Dec. 31, 2011 Not Designated as Hedging Instrument Interest Rate Contract Interest Expense	Dec. 31, 2010 Not Designated as Hedging Instrument Interest Rate Contract Interest Expense	Feb. 05, 2009 Not Designated as Hedging Instrument Interest Rate Contract Other Deductions	Dec. 31, 2009 Not Designated as Hedging Instrument Interest Rate Contract Other Deductions	Dec. 31, 2011 Not Designated as Hedging Instrument Interest Rate Contract Other Deductions	Dec. 31, 2010 Not Designated as Hedging Instrument Interest Rate Contract Other Deductions	Feb. 05, 2009 Not Designated as Hedging Instrument Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2009 Not Designated as Hedging Instrument Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2011 Not Designated as Hedging Instrument Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Dec. 31, 2010 Not Designated as Hedging Instrument Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Feb. 05, 2009 Not Designated as Hedging Instrument Commodity Contract Electric Generation Fuel	Dec. 31, 2009 Not Designated as Hedging Instrument Commodity Contract Electric Generation Fuel	Dec. 31, 2011 Not Designated as Hedging Instrument Commodity Contract Electric Generation Fuel	Dec. 31, 2010 Not Designated as Hedging Instrument Commodity Contract Electric Generation Fuel	Feb. 05, 2009 Not Designated as Hedging Instrument Commodity Contract Purchased Electricity	Dec. 31, 2009 Not Designated as Hedging Instrument Commodity Contract Purchased Electricity	Dec. 31, 2011 Not Designated as Hedging Instrument Commodity Contract Purchased Electricity	Dec. 31, 2010 Not Designated as Hedging Instrument Commodity Contract Purchased Electricity	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Other Deductions Interest Expense	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Other Deductions Interest Expense	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Other Deductions Interest Expense	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Other Deductions Interest Expense	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Interest Rate Contract Interest Expense	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Interest Rate Contract Interest Expense	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Interest Rate Contract Interest Expense	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Interest Rate Contract Interest Expense	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Electric Generation Fuel	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Electric Generation Fuel	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Electric Generation Fuel	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Electric Generation Fuel	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Purchased Electricity	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Purchased Electricity	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Purchased Electricity	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET ENERGY Commodity Contract Purchased Electricity	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2010 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2009 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2010 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments	Dec. 31, 2009 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Net Unrealized Gain (Loss) on Derivative Instruments		Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Dec. 31, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Dec. 31, 2010 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Dec. 31, 2009 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Electric Generation Fuel	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Jun. 30, 2012 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Jun. 30, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Dec. 31, 2011 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Dec. 31, 2010 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Dec. 31, 2009 Not Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Commodity Contract Purchased Electricity	Feb. 05, 2009 Designated as Hedging Instrument	Dec. 31, 2009 Designated as Hedging Instrument	Dec. 31, 2011 Designated as Hedging Instrument	Dec. 31, 2010 Designated as Hedging Instrument	Feb. 05, 2009 Designated as Hedging Instrument Natural Gas, Power Normal Purchase Normal Sale	Dec. 31, 2009 Designated as Hedging Instrument Natural Gas, Power Normal Purchase Normal Sale	Dec. 31, 2011 Designated as Hedging Instrument Natural Gas, Power Normal Purchase Normal Sale		Dec. 31, 2010 Designated as Hedging Instrument Natural Gas, Power Normal Purchase Normal Sale		Feb. 05, 2009 Designated as Hedging Instrument Natural Gas for Power Generation	Dec. 31, 2009 Designated as Hedging Instrument Natural Gas for Power Generation	Dec. 31, 2011 Designated as Hedging Instrument Natural Gas for Power Generation	Dec. 31, 2010 Designated as Hedging Instrument Natural Gas for Power Generation	Feb. 05, 2009 Designated as Hedging Instrument Power Exchange	Dec. 31, 2009 Designated as Hedging Instrument Power Exchange	Dec. 31, 2011 Designated as Hedging Instrument Power Exchange	Dec. 31, 2010 Designated as Hedging Instrument Power Exchange	Feb. 05, 2009 Designated as Hedging Instrument Power	Dec. 31, 2009 Designated as Hedging Instrument Power	Dec. 31, 2011 Designated as Hedging Instrument Power	Dec. 31, 2010 Designated as Hedging Instrument Power	Feb. 05, 2009 Designated as Hedging Instrument Credit Reserve	Dec. 31, 2009 Designated as Hedging Instrument Credit Reserve	Dec. 31, 2011 Designated as Hedging Instrument Credit Reserve		Dec. 31, 2010 Designated as Hedging Instrument Credit Reserve		Feb. 05, 2009 Designated as Hedging Instrument Interest Rate Swap Interest Expense	Dec. 31, 2009 Designated as Hedging Instrument Interest Rate Swap Interest Expense	Dec. 31, 2011 Designated as Hedging Instrument Interest Rate Swap Interest Expense	Dec. 31, 2010 Designated as Hedging Instrument Interest Rate Swap Interest Expense	Feb. 05, 2009 Designated as Hedging Instrument Interest Rate Swap Other Deductions	Dec. 31, 2009 Designated as Hedging Instrument Interest Rate Swap Other Deductions	Dec. 31, 2011 Designated as Hedging Instrument Interest Rate Swap Other Deductions	Dec. 31, 2010 Designated as Hedging Instrument Interest Rate Swap Other Deductions	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Natural Gas, Power Normal Purchase Normal Sale Operating Expense		Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Natural Gas, Power Normal Purchase Normal Sale Operating Expense		Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Natural Gas, Power Normal Purchase Normal Sale Operating Expense		Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Natural Gas, Power Normal Purchase Normal Sale Operating Expense		Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Natural Gas for Power Generation Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Natural Gas for Power Generation Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Natural Gas for Power Generation Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Natural Gas for Power Generation Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Power Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Power Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Power Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Power Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Interest Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Interest Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Interest Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Interest Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Other Deductions	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Other Deductions	Jun. 30, 2012 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Other Deductions	Jun. 30, 2011 Designated as Hedging Instrument PUGET ENERGY Interest Rate Swap Other Deductions	Dec. 31, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2010 Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Dec. 31, 2009 Designated as Hedging Instrument PUGET SOUND ENERGY, INC.	Jun. 30, 2012 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Operating Expense	Dec. 31, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation	Dec. 31, 2010 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation	Dec. 31, 2009 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation	Jun. 30, 2012 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Natural Gas for Power Generation Operating Expense	Dec. 31, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Exchange	Dec. 31, 2010 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Exchange	Dec. 31, 2009 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Exchange	Dec. 31, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power	Dec. 31, 2010 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power	Dec. 31, 2009 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power	Jun. 30, 2012 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Operating Expense	Jun. 30, 2012 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Operating Expense	Jun. 30, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Power Operating Expense	Dec. 31, 2011 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Credit Reserve		Dec. 31, 2010 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Credit Reserve		Dec. 31, 2009 Designated as Hedging Instrument PUGET SOUND ENERGY, INC. Credit Reserve
Derivative Instruments, (Loss) Gain [Line Items]
Derivative Instruments, Amount Not Designated as Normal Purchase, Normal Sale								$ 0	$ 2,700,000	$ 2,200,000	$ 10,800,000
Unrealized (gain) loss on derivative instruments	$ (64,076,000)	$ (16,995,000)	$ (59,350,000)	$ (50,113,000)	$ 11,494,000	$ 54,095,000	$ 21,200,000					$ 3,987,000	$ 27,168,000	$ 262,869,000	$ 230,591,000	$ 0	$ 0	$ 46,045,000	$ (9,423,000)	$ 0	$ 0	$ 28,601,000	$ 7,955,000	$ 2,881,000 [1]	$ (117,515,000) [2]	$ 23,170,000	[3]	$ 94,659,000	[4]	$ 863,000	$ 88,185,000	$ 98,208,000	$ 100,514,000	$ 243,000	$ 56,498,000	$ 66,845,000	$ 36,886,000	$ (4,356,000)	$ 61,802,000	$ 79,762,000	$ 96,844,000	$ 7,297,000	$ 25,412,000	$ 6,770,000	$ 25,460,000	$ 9,902,000	$ 22,699,000	$ 19,264,000	$ 27,276,000	$ (64,076,000)	[5]	$ (14,275,000)	[5]	$ (57,199,000)	[5]	$ (39,344,000)	[5]	$ 2,981,000	$ 8,808,000	$ 25,974,000	$ 49,622,000	$ 39,540,000	$ 19,158,000	$ 84,953,000	$ 33,830,000	$ (17,329,000)	$ 18,318,000	$ 61,212,000	$ 67,820,000	$ 219,199,000	$ 304,353,000	$ 126,022,000	$ (59,850,000)	$ (9,648,000)	$ (49,715,000)	$ (15,632,000)	$ 54,146,000	$ 166,953,000	$ (4,003,000)	[6]	$ 2,981,000	$ 8,808,000	$ 25,974,000	$ 49,622,000	$ 98,208,000	$ 100,514,000	$ 89,255,000	$ 39,540,000	$ 19,158,000	$ 84,953,000	$ 33,830,000	$ 66,845,000	$ 36,886,000	$ 40,770,000	$ 3,867,000	$ (156,601,000)	$ 11,494,000	$ 54,095,000	$ 0 [7]	$ (42,328,000) [7]	$ (11,677,000)	[7]	$ (40,564,000)	[7]	$ 3,696,000	$ (71,921,000)	$ (23,993,000)	$ 37,535,000	$ (588,000)	$ (2,247,000)	$ 0	$ (2,619,000)	$ 759,000	$ (51,698,000)	$ 47,164,000	$ 59,743,000	$ 0 [8]	$ 11,593,000 [8]	$ 0	[8]	$ 0	[8]	$ 0	$ 0	$ 21,159,000	$ (10,918,000)	$ 0	$ 0	$ 12,388,000	$ 7,319,000	$ (64,076,000)	$ (16,995,000)	$ (59,350,000)	$ (50,113,000)	$ 0	[9]	$ (2,720,000)	[9]	$ (2,151,000)	[9]	$ (10,769,000)	[9]	$ (13,647,000)	$ 1,261,000	$ (13,698,000)	$ (40,262,000)	$ (50,429,000)	$ (15,536,000)	$ (43,501,000)	$ 918,000	$ (8,563,000)	$ 14,171,000	$ (4,102,000)	$ 12,245,000	$ 925,000	$ 16,126,000	$ (13,398,000)	$ 14,326,000	$ 54,146,000	$ 166,953,000	$ (1,254,000)	$ (59,850,000)	$ (9,648,000)	$ (49,715,000)	$ (15,632,000)	$ (4,043,000)	$ 91,666,000	$ (2,835,000)	$ (13,647,000)	$ 1,476,000	$ (13,696,000)	$ (23,201,000)	$ 0	$ (2,620,000)	$ (2,822,000)	$ 58,189,000	$ 77,907,000	$ 4,321,000	$ (46,203,000)	$ (11,124,000)	$ (36,019,000)	$ 7,569,000	$ 0	[8]	$ 0	[8]	$ 82,000	[8]

[1]	Differs from the amount stated in the statements of income as it does not include $(1.0) million related to hedge ineffectiveness.
[2]	Differs from the amount stated in the statements of income as it does not include $41.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS and $(2.6) million related to hedge ineffectiveness.
[3]	Differs from the amount stated in the statements of income as it does not include $11.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.
[4]	Differs from the amount stated in the statements of income as it does not include $40.6 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.
[5]	Differs from the amounts stated in the statements of income as it does not include amortization related to contracts that were recorded at fair value at the time of the February 2009 merger and subsequently designated as NPNS of $0.0 million and $2.2 million for the three and six months ended June 30, 2012 and $2.7 million and $10.8 million for the three and six months ended June 30, 2011, respectively.
[6]	Differs from the amount stated in the statements of income as it does not include $(2.7) million related to hedge ineffectiveness
[7]	Amount represents amortization expense related to contracts that were recorded at fair value at the time of the merger order.
[8]	Beginning in the second quarter 2009, the credit reserve was incorporated as a component of the individual derivative value and not recorded separately.
[9]	Amount represents amortization related to contracts that were recorded at fair value as of the date of the merger.